DERIVATIVES, Dedesignated Derivative Liabilities (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($) Instrument	Sep. 30, 2019 USD ($) Instrument Contract	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (37,618)	$ (37,618)	$ (8,558)
Reclassification of accumulated comprehensive loss, net of tax to loss on derivative instruments	$ 2,100	$ 2,300
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Number of contracts matured | Contract		1
Number of contracts terminated | Contract		2
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	14	14
Contract notional amount	$ 102,955	$ 102,955
Credit risk adjusted fair value	(3,531)	(3,531)
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss	$ (249)	$ (249)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	14	14
Contract notional amount	$ 102,955	$ 102,955
Credit risk adjusted fair value	(3,502)	(3,502)
Accrued interest	(29)	(29)
Loss recognized in accumulated comprehensive loss	$ (249)	$ (249)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date		Nov. 09, 2021
Hedge interest rate	1.93%	1.93%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date		Jun. 15, 2023
Hedge interest rate	3.03%	3.03%